PURISIMA FUNDS


ANNUAL REPORT
AUGUST 31, 2002

The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Shareholder Letter                                                1 - 3
Performance Summaries                                             4 - 5
Financial Information                                            6 - 22
Notes to Financial Statements                                   23 - 27
Other Information                                                    28
Report of Independent Accountants                                    29


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities. PURISIMA

PURE AMERICAN FUND
Seeks to provide investors with a high level of total return, while concentrating its holdings in U.S. securities.

PURISIMA PURE FOREIGN FUND
Seeks to provide investors with a high level of total return, while concentrating its holdings in securities outside the U.S.

EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima Funds for the twelve-month period ended August 31, 2002. Having been defensive since early 2001, the Funds returned to a near 100% equity allocation during the period. Signs that the end of the bear market was near prompted the asset allocation shift to maximize likelihood of achieving the Funds' primary objective of seeking high total return and outpacing their respective equity benchmarks.

A rally from the lows following September 11th continued into 2002 but ran out of steam in March as corporate scandals and political instability in the Middle East preoccupied investors. Despite mixed economic news that seemed to suggest a global recovery, the market fell sharply in June and July before regaining some ground in August. The Funds avoided losses early in the period by retaining a defensive mix of long and short equities, fixed income, put options and cash. During May, however, the fund's assets were shifted back into equities and participated in the market fluctuation in June, July and August.

We believe the only time to take defensive measures and assume significant benchmark risk is when we foresee a major, sustained decline in the equity markets. Otherwise, we feel the Funds should be fully invested to achieve their long-term goals. Our cause for concern when we first became bearish at the end of 2000 was centered largely on economic problems. After being defensive for about 18 months and avoiding significant declines, the time came for the funds to be positioned to capture the upside return potential of a new bull market. The huge surge in optimism at that time indicated few others were making such a prediction, and hence the market was especially vulnerable. With the economy showing signs of improvement and with corporate scandals and war fears extremely well publicized, we could not identify material negative factors not already discounted into pricing. The bear market had endured longer than any since before World War II, auguring a new bull market should be near.

As always, the most important aspect of the performance of the Funds is the asset allocation decision. With a return to an all equity allocation, we believe sub-asset allocation choices such as size, valuation, country and sector weightings become the keys to beating the relevant benchmark.

The Funds are positioned such that the weighted average market caps of their holdings are smaller than their respective benchmarks. When a new bull market begins, we have found that small caps tend to bounce more forcefully as new liquidity in these stocks has a bigger effect. Smaller cap stocks often are more sensitive to improving economic conditions as well.




                                                                             1

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Likewise, we built a modest bias toward value companies into the Funds. Very steep yield curves around the world are positive for value stocks. Since value companies generally rely on debt rather than equity financing, they benefit from the more relaxed borrowing conditions steep yield curves portend.

Looking at sector weightings, we have over-weighted Consumer Discretionary stocks in each of the Funds relative to their respective benchmarks. This sector typically moves ahead of an economic recovery. With many investors expecting the economy to languish, we believe the benefit of the ultimate turnaround is not yet priced into this sector. The Funds are underweight to sectors traditionally thought of as defensive, such as Health Care and Consumer Staples. These had been overweight during the defensive mode earlier in the reporting period.

All three of the Funds will attempt to capitalize from these trends, but they will all also contain some large cap and growth companies. As always, we want to maintain a counter-strategy to pick up the slack in case one of the major themes proves to be wrong.

The Total Return Fund was slightly overweight to US stocks versus the MSCI World benchmark. Pure American's equity positions were limited to US companies, and Pure Foreign's were limited to foreign companies.

OUTLOOK

Timing the exact bottom of a bear market is nearly impossible, and we did not expect our timing to be flawless. While the market has declined beyond our expectations, investor reactions have solidified our bullish view and increased our confidence that an ensuing rally will be more substantial in both magnitude and duration than we initially suspected.

There are several reasons we expect meaningful appreciation in the next six to twelve months. Big bear markets are followed by big rallies. Prolonged declines beyond this point would be paralleled only by the Great Depression - when conditions were significantly different and worse than now. The 3rd year of the Presidential Cycle, historically the strongest for stocks, is right around the corner in 2003. Monetary conditions are very favorable, and fiscal conditions are mostly benign. Most importantly, sentiment is extremely bearish. The world is fearful of a great many things, and investors are fixated on how "it is different this time". The more people protest it is different this time, the more we feel it is not. When we point to emerging positive factors, most people we talk to want to dwell on the same negatives that have been discussed for months (war in Iraq, terrorism, corporate and

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accounting scandals, etc.). We think such fear is bullish, as it reflects a relative low point in the demand for equities, which we feel is unlikely to persist for long.

The bottom of a bear market is by definition a volatile period. Just as the market did not go straight down, when the new bull arrives, it will not rise in a straight line. We believe each of the funds is poised to participate in the significant opportunities that have presented themselves at the end of every bear market in history. As before, if we were to see anything new that is big and bad and largely ignored by others, we would take appropriate defensive action. The evidence continues to argue against this, however, and we are looking forward to what should be a return to more prosperous times for equity investors.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher



Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments Inc.







OPINION EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

THE FUNDS INVEST IN SMALLER COMPANIES, WHICH MAY INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. THE MSCI WORLD INDEX IS COMPRISED OF 1,456 OF THE LARGEST PUBLICLY TRADED COMPANIES AROUND THE WORLD BASED ON MARKET CAPITALIZATION. CURRENTLY, THE INDEX INCLUDES 23 COUNTRIES, ALL WITH DEVELOPED SECURITIES MARKETS. ONE CANNOT INVEST DIRECTLY IN AN INDEX. SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AT ANY TIME.

PERFORMANCE SUMMARIES

FOR YEAR ENDED AUGUST 31, 2002

Purisima Total Return Fund

Growth of $10,000

PURISIMA TOTAL RETURN FUND CUMULATIVE TOTAL RETURN VERSUS MSCI WORLD INDEX $10,000 INVESTED FROM INCEPTION ON 10/31/96 TO 8/31/02*




             TOTAL                            PURE                              PURE
            RETURN     MSCI WORLD INDEX      FOREIGN     MSCI EAFE INDEX       AMERICAN S&P 500 INDEX
           --------    ----------------     ----------   ----------------     --------- -------------
 31-Oct-96   10,000          10,000             -                 -               -           -
 30-Nov-96   10,260          10,558             -                 -               -           -
 31-Dec-96   10,100          10,387             -                 -               -           -
-------------------------------------------------------------------------------------------------------
 31-Jan-97   10,550          10,511             -                 -               -           -
 28-Feb-97   10,480          10,629             -                 -               -           -
 31-Mar-97   10,250          10,417             -                 -               -           -
 30-Apr-97   10,860          10,755             -                 -               -           -
 30-May-97   11,520          11,417             -                 -               -           -
 30-Jun-97   12,200          11,984             -                 -               -           -
 31-Jul-97   12,770          12,534             -                 -               -           -
 31-Aug-97   11,870          11,693             -                 -               -           -
 30-Sep-97   12,610          12,327             -                 -               -           -
 31-Oct-97   11,910          11,676             -                 -               -           -
 30-Nov-97   12,150          11,880             -                 -               -           -
 31-Dec-97   12,384          12,023             -                 -               -           -
-------------------------------------------------------------------------------------------------------
 31-Jan-98   12,755          12,356             -                 -               -           -
 28-Feb-98   13,576          13,190             -                 -               -           -
 31-Mar-98   14,228          13,745             -                 -               -           -
 30-Apr-98   14,709          13,877             -                 -               -           -
 31-May-98   14,568          13,701             -                 -               -           -
 30-Jun-98   14,929          14,024             -                 -               -           -
 31-Jul-98   14,929          13,999             -                 -               -           -
 31-Aug-98   12,494          12,130             -                 -               -           -
 30-Sep-98   12,845          12,343           10,000            10,000          10,000       10,000
 31-Oct-98   14,157          13,456           10,710            11,042          11,190       10,812
 30-Nov-98   15,199          14,254           11,430            11,607          11,920       11,467
 31-Dec-98   16,035          14,948           11,740            12,065          12,810       12,128
----------------------------------------------------------------------------------------------------
 31-Jan-99   16,806          15,274           12,150            12,028          13,300       12,635
 28-Feb-99   16,305          14,866           11,750            11,742          12,630       12,242
 31-Mar-99   16,836          15,483           12,350            12,232          12,940       12,731
 30-Apr-99   17,117          16,091           12,740            12,727          13,040       13,224
 31-May-99   16,606          15,501           12,320            12,072          12,630       12,912
 30-Jun-99   17,728          16,222           13,210            12,543          13,390       13,629
 31-Jul-99   17,388          16,171           13,410            12,915          12,930       13,203
 31-Aug-99   17,498          16,141           13,520            12,963          13,000       13,137
 30-Sep-99   17,147          15,982           13,660            13,094          12,530       12,777
 31-Oct-99   18,350          16,810           14,190            13,585          13,560       13,586
 30-Nov-99   18,961          17,281           14,980            14,056          13,760       13,862
 31-Dec-99   19,940          18,677           17,132            15,318          13,893       14,677
----------------------------------------------------------------------------------------------------
 31-Jan-00   19,037          17,605           15,991            14,346          13,433       13,940
 29-Feb-00   19,198          17,651           17,290            14,732          12,333       13,677
 31-Mar-00   20,321          18,869           17,850            15,303          13,553       15,014
 30-Apr-00   19,709          18,069           17,153            14,498          13,533       14,563
 31-May-00   19,398          17,610           16,804            14,145          13,463       14,264
 30-Jun-00   20,351          18,200           17,871            14,698          13,843       14,616
 31-Jul-00   19,378          17,685           16,794            14,082          13,413       14,388
 31-Aug-00   19,709          18,258           17,311            14,204          13,493       15,282
 30-Sep-00   18,887          17,285           16,297            13,513          13,423       14,475
 31-Oct-00   18,957          16,993           15,991            13,194          13,803       14,414
 30-Nov-00   18,235          15,959           15,378            12,699          13,333       13,278
 31-Dec-00   18,461          16,215           15,782            13,150          13,275       13,343
 31-Jan-01   18,295          16,534           15,815            13,154          13,234       13,817
 28-Feb-01   18,970          15,135           16,428            12,170          13,774       12,557
 31-Mar-01   19,136          14,130           16,643            11,343          13,889       11,761
 30-Apr-01   18,700          15,168           16,245            12,123          13,587       12,675
 31-May-01   18,659          14,955           16,234            11,674          13,618       12,760
 30-Jun-01   18,482          14,486           16,127            11,194          13,566       12,450
 31-Jul-01   18,970          14,299           16,503            11,001          14,065       12,328
 31-Aug-01   19,448          13,611           17,233            10,722          13,757       11,556
 30-Sep-01   20,071          12,411           17,536             9,636          14,011       10,622
 31-Oct-01   19,936          12,648           17,491             9,883          13,933       10,825
 30-Nov-01   19,352          13,394           17,399            10,248          13,909       11,655
 31-Dec-01   19,214          13,477           17,328            10,308          13,909       11,758
 31-Jan-02   19,145          13,067           17,176             9,761          13,851       11,586
 28-Feb-02   19,594          12,952           17,528             9,829          14,118       11,363
 31-Mar-02   19,214          13,549           17,317            10,408          13,851       11,790
 30-Apr-02   19,433          13,064           17,657            10,429          13,828       11,075
 31-May-02   18,937          13,086           17,352            10,561          13,491       10,993
 30-Jun-02   17,832          12,291           16,661            10,141          12,668       10,211
 31-Jul-02   16,323          11,253           14,681             9,140          11,867        9,415
 31-Aug-02   16,196          11,273           15,313             9,119          11,844        9,476



ONE-YEAR
Average Annual Total Return 2** -16.72%

FIVE-YEAR
Average Annual Total Return 2**   6.41%

SINCE INCEPTION (10/28/96)
Cumulative Total Return 1**      61.96%
Average Annual Total Return 2**   8.61%

Purisima Total Return
MSCI World Index


Please note past performance is not predictive of future results. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES.TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800/841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.

* The Morgan Stanley MSCI World is obtained from Morgan Stanley and is an unmanaged global stock index comprised of various world stock markets, including the U.S. Purisima total return of a $10,000 investment includes all expenses. Fund's month-end inception was 10/31/96 with actual inception on 10/28/96.

+ The S&P 500 is obtained from Standard & Poors corp. It is an unmanaged stock index that measures the performance of 500 large cap companies traded in the U.S. Total return of a $10,000 investment in Purisima includes all expenses. Fund's month-end inception was 9/30/98 with actual inception on 9/29/98.

++ The EAFE Index is obtained from Morgan Stanley. It is an unmanaged stock index that measures the performance of selected stock markets outside the U.S. Purisima total return of a $10,000 investment includes all expenses. Fund's month-end inception was 9/30/98 with actual inception on 9/29/98.

** The Total Returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redumption of fund shares.

QUASAR DISTRIBUTORS LLC MILWAUKEE,WI 53202

Pure American Fund
Growth of $10,000

PURE AMERICAN FUND CUMULATIVE TOTAL RETURN VERSUS S&P 500 INDEX $10,000 INVESTED FROM INCEPTION ON 9/30/98 TO 8/31/02+

ONE-YEAR

Average Annual Total Return 2** -13.90%

SINCE INCEPTION (9/29/98)

Cumulative Total Return 1**      18.44%

Average Annual Total Return 2**   4.41%

Purisima Pure American
S&P 500 Index

--------------------------------------------------------------------------------
Pure Foreign Fund

Growth of $10,000

PURE FOREIGN FUND CUMULATIVE TOTAL RETURN VERSUS EAFE FOREIGN INDEX $10,000 INVESTED FROM INCEPTION ON 9/30/98 TO 8/31/02++

ONE-YEAR
        Average Annual Total Return 2** -11.14%
SINCE INCEPTION (9/29/98)
        Cumulative Total Return 1**      53.13%
        Average Annual Total Return 2**  11.49%

Purisima Pure Foreign

EAFE Foreign Index


SCHEDULE OF INVESTMENTS
TOTAL RETURN FUND
August 31, 2002

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


COMMON STOCKS: 98.2%

AEROSPACE/DEFENSE EQUIPMENT: 2.7%
39,100          Lockheed Martin Corp.                                 $2,475,812
41,100          United Technologies Corp.                              2,440,929
                                                                     -----------
                                                                       4,916,741

AUTOMOTIVE: 3.7%
39,800          DaimlerChrysler AG                                     1,705,828
225,100         Delphi Corp.                                           2,194,725
                187,000 Nissan Motor Co. Ltd. - ADR                    2,759,933
                                                                     -----------
                                                                       6,660,486

BANKING: 12.5%
215,100         Banco Santander Central - ADR                          1,423,962
78,700          Barclays Plc - ADR                                     2,274,430
29,500          Comerica, Inc.                                         1,725,750
45,000          HSBC Holdings Plc - ADR                                2,572,200
352,500         Mitsubishi Tokyo Finance - ADR                         2,407,575
22,300          National Australia Bank Ltd. - ADR                     2,135,002
37,075          National City Corp.                                    1,155,628
89,996          San Paolo - IMI SpA - ADR                              1,512,833
28,100          SunTrust Banks, Inc.                                   1,897,031
38,800          UBS AG                                                 1,823,988
100,200         Washington Mutual, Inc.                                3,788,562
                                                                     -----------
                                                                      22,716,961

CHEMICALS: 0.9%
48,225          Rohm & Haas Co.                                        1,754,908

COMMERCIAL SERVICES: 1.1%
174,600         Adecco S.A. - ADR                                      1,939,806

COMPUTERS: 4.1%
73,200          Dell Computer Corp.*                                   1,948,584
62,700          Electronic Data Systems Corp.                          2,524,302
446,600         EMC Corp.*                                             3,019,016
                                                                     -----------
                                                                       7,491,902

DIVERSIFIED METAL & Mining: 2.5%
78,000          Alcan, Inc.                                            2,196,480
32,400          Rio Tinto Plc - ADR                                    2,306,880
                                                                     -----------
                                                                       4,503,360

ELECTRICAL EQUIPMENT: 3.6%
51,700          General Electric Co.                                   1,558,755
51,800          Hitachi Ltd. - ADR                                     2,766,638
182,700         Matsushita Electric Industries Co., Ltd. - ADR         2,238,075
                                                                     -----------
                                                                       6,563,468

FINANCIAL SERVICES: 3.0%
92,700          ING Groep N.V. - ADR                                   2,032,911
59,600          Lehman Brothers Holdings, Inc.                         3,397,796
                                                                     -----------
                                                                       5,430,707



6





--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


FOODS: 4.0%
92,500          Cadbury Schweppes Plc - ADR                           $2,715,800
115,800         Sara Lee Corp.                                         2,135,352
40,925          Unilever N.V. - ADR                                    2,421,532
                                                                     -----------
                                                                       7,272,684
                                                                     -----------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT: 1.0%
42,600          Sony Corp. - ADR                                       1,853,526
                                                                     -----------

HOUSEHOLD PRODUCTS: 2.8%
47,700          Kimberly-Clark Corp.                                   2,854,368
24,600          Procter & Gamble Co.                                   2,180,790
                                                                     -----------
                                                                       5,035,158
                                                                     -----------
INSURANCE: 7.3%
97,600          Allstate Corp.                                         3,632,672
22,544          American International Group, Inc.                     1,415,763
76,900          Axa S.A. - ADR                                         1,053,530
27,700          CIGNA Corp.                                            2,357,824
56,600          Marsh & McLennan Co.                                   2,753,590
48,400          Millea Holdings, Inc. - ADR                            1,969,880
                                                                     -----------
                                                                      13,183,259
                                                                     -----------
MACHINERY: 1.4%
57,900          Caterpillar, Inc.                                      2,526,756
                                                                     -----------

MEDIA: 1.2%
99,300          News Corporation Ltd. - ADR                            2,134,950
                                                                     -----------

MEDICAL - HOSPITALS: 1.6%
60,900          Tenet Healthcare Corp.*                                2,872,653
                                                                     -----------

MEDICAL INSTRUMENTS: 1.5%
73,200          Guidant Corp.*                                         2,693,760
                                                                     -----------

MISCELLANEOUS MANUFACTURING: 2.4%
40,200          Illinois Tool Works                                    2,754,504
34,100          Siemens AG - ADR                                       1,598,949
                                                                     -----------
                                                                       4,353,453
                                                                     -----------
OIL & GAS: 7.2%
53,000          Anadarko Petroleum Corp.                               2,365,920
89,000          Baker Hughes, Inc.                                     2,447,500
40,600          BASF AG - ADR                                          1,674,750
47,600          Phillips Petroleum Co.*                                2,502,808
31,300          Royal Dutch Petroleum Co. - ADR                        1,414,760
37,357          Total Fina S.A. - ADR                                  2,664,301
                                                                     -----------
                                                                      13,070,039
                                                                     -----------
PAPER & FOREST PRODUCTS: 1.3%
62,000          International Paper Co.                                2,334,300
                                                                     -----------

PHARMACEUTICALS: 7.5%
61,500          Astrazeneca Plc - ADR                                  1,792,725
43,476          Aventis - ADR                                          2,558,997
59,400          GlaxoSmithKline Plc - ADR                              2,250,666
38,100          Johnson & Johnson                                      2,069,211
29,200          Merck & Co., Inc.                                      1,475,184
44,400          Novartis AG - ADR                                      1,795,980
58,000          Novo-Nordisk A/S - ADR                                 1,753,340
                                                                     -----------
                                                                      13,696,103
                                                                     -----------



                                                                             7




--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

PHOTOGRAPHY: 1.5%
89,200          Fuji Photo Film - ADR                                 $2,780,364
                                                                     -----------
RETAIL: 5.2%
81,900          Albertson's, Inc.                                      2,106,468
76,600          Costco Wholesale Corp.*                                2,559,206
57,200          Lowe's Companies, Inc.                                 2,366,936
51,300          Sears, Roebuck & Co.                                   2,334,663
                                                                     -----------
                                                                       9,367,273
                                                                     -----------

SEMICONDUCTORS: 3.8%
127,500         Intel Corp.                                            2,125,425
68,700          KLA-Tencor Corp.*                                      2,258,169
141,500         Micron Technology, Inc.*                               2,440,875
                                                                     -----------
                                                                       6,824,469
                                                                     -----------
SOFTWARE: 3.9%
72,400          First Data Corp.                                       2,515,900
36,100          Microsoft Corp.*                                       1,771,788
180,000         Oracle Corp.*                                          1,726,200
119,200         Siebel Systems, Inc.*                                  1,009,624
                                                                     -----------
                                                                       7,023,512
                                                                     -----------

TELECOMMUNICATIONS: 5.4%
56,800          Alltel Corp.                                           2,389,008
47,950          Bellsouth Corp.                                        1,118,194
77,600          BT Group Plc - ADR                                     2,425,776
29,000          Telecom Italia SpA - ADR                               2,314,200
61,094          Telefonica S.A. - ADR*                                 1,683,751
                                                                     -----------
                                                                       9,930,929
                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT: 0.9%
121,100         Nokia Corp. - ADR                                      1,609,419
                                                                     -----------
TRANSPORTATION: 1.1%
43,900          Fedex Corp.                                            2,078,665
                                                                     -----------
UTILITIES: 3.1%
69,900          Duke Energy Corp.                                      1,875,417
36,500          E. ON AG - ADR                                         1,858,215
75,700          Enel SpA - ADR                                         1,930,350
                                                                     -----------
                                                                       5,663,982
                                                                     -----------
TOTAL COMMON STOCKS
(cost $206,744,181)                                                  178,283,593
                                                                     -----------
SHORT-TERM INVESTMENT: 1.7%
3,016,214        Federated Cash Trust Treasury Money
                 Market                                                3,016,214
                 (cost $3,016,214)                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(cost $209,760,395): 99.9%                                          181,299,807
Other Assets less Liabilities: 0.1%                                     271,511
                 (cost $3,016,214)                                  ------------
NET ASSETS: 100.0%                                                 $181,571,318
                                                                   =============

ADR - American depositary receipt.
* Non-income producing security.


8               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



SCHEDULE OF INVESTMENTS
PURE AMERICAN FUND
AUGUST 31, 2002

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 99.3%

AEROSPACE/DEFENSE EQUIPMENT: 4.3%
   500          Lockheed Martin Corp.                                 $   31,660
   650          Northrop Grumman Corp.                                    79,820
                                                                     -----------
                                                                         111,480
                                                                     -----------
AUTOMOTIVE: 1.9%
 5,200          Delphi Corp.                                              50,700
                                                                     -----------

BANKING: 7.4%
 1,075          Bank of America Corp.                                     75,336
 1,000          Comerica, Inc.                                            58,500
 1,900          National City Corp.                                       59,223
                                                                     -----------
                                                                         193,059
                                                                     -----------

CONSUMER PRODUCTS: 2.5%
 1,275          Coca Cola Co. (The)                                       65,025
                                                                     -----------
CHEMICALS: 2.4%
 1,700          Rohm & Haas Co.                                           61,863
                                                                     -----------

COMPUTER COMPONENTS & SOFTWARE: 4.4%
 3,275          Cisco Systems, Inc.*                                      45,260
 1,150          Microsoft Corp.*                                          56,442
 1,600          Siebel Systems, Inc.*                                     13,552
                                                                     -----------
                                                                         115,254
                                                                     -----------
COMPUTERS: 4.8%
   850          Electronic Data Systems Corp.                             34,221
 5,600          EMC Corp.*                                                37,856
   700          IBM Corp.                                                 52,766
                                                                     -----------
                                                                         124,843
                                                                     -----------

ELECTRICAL EQUIPMENT: 4.5%
   800          Johnson Controls, Inc.                                    69,032
 1,600          General Electric Co.                                      48,240
                                                                     -----------
                                                                         117,272
                                                                     -----------
FINANCIAL SERVICES: 3.8%
 1,266          Citigroup, Inc.                                           41,461
   750          Fannie Mae                                                56,835
                                                                     -----------
                                                                          98,296
                                                                     -----------
FOODS: 2.6%
 3,700          Sara Lee Corp.                                            68,228
                                                                     -----------

HEALTH CARE EQUIPMENT: 1.9%
 1,200          Medtronic, Inc.                                           49,416
                                                                     -----------

HOUSEHOLD PRODUCTS: 3.2%
   950          Procter & Gamble Co.                                      84,217
                                                                     -----------

INSURANCE: 4.4%
   687          American International Group                              43,144
    28          Berkshire Hathaway, Inc. - Class B*                       68,320
    55          Travelers Property Casualty Corp. -                          859
                Class A*
   112          Travelers Property Casualty Corp. -                        1,831
                Class B*
                                                                     -----------
                                                                         114,154
                                                                     -----------



                                                                             9



--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


MACHINERY: 1.8%
 1,100          Caterpillar, Inc.                                     $   48,004
                                                                     -----------

MEDIA: 1.4%
 2,400          Walt Disney Co.                                           37,632
                                                                     -----------

MISCELLANEOUS MANUFACTURER: 2.9%
   600          3M Co.                                                    74,970
                                                                     -----------

OIL & GAS: 6.6%
   850          ChevronTexaco Corp                                        65,135
 1,550          Exxon Mobil Corp.                                         54,948
 1,000          Phillips Petroleum Co.                                    52,580
                                                                     -----------
                                                                         172,663
                                                                     -----------
PAPER & FOREST PRODUCTS: 2.0%
 1,400          International Paper Co.                                   52,710
                                                                     -----------

PHARMACEUTICALS: 11.2%
   900          Bristol-Myers Squibb Co.                                  22,455
 1,550          Johnson & Johnson                                         84,181
   950          Lilly (Eli) & Co.                                         55,148
   950          Merck & Co., Inc.                                         47,994
 1,325          Schering-Plough Corp.                                     30,581
 1,250          Wyeth                                                     53,500
                                                                     -----------
                                                                         293,859
                                                                     -----------
RESTAURANTS: 1.7%
 1,900          McDonald's Corp.                                          45,144
                                                                     -----------

RETAIL: 7.2%
 1,650          Albertson's, Inc.                                         42,438
 1,400          Sears Roebuck & Co.                                       63,714
 1,525          Wal-Mart Stores, Inc.                                     81,557
                                                                     -----------
                                                                         187,709
                                                                     -----------
SEMI-CONDUCTORS: 4.2%
 2,400          Intel Corp.                                               40,008
   950          KLA-Tencor Corp.*                                         31,227
 2,300          Micron Technology, Inc.*                                  39,675
                                                                     -----------
                                                                         110,910
                                                                     -----------
TELECOMMUNICATIONS: 1.8%
 2,000          Bellsouth Corp.                                           46,640
                                                                     -----------
TOBACCO PRODUCTS: 3.4%
 1,800          Philip Morris Companies, Inc.                             90,000
                                                                     -----------

TRANSPORTATION: 4.4%
 1,900          Burlington Northern Santa Fe Corp.                        54,644
 1,300          Fedex Corp.                                               61,555
                                                                     -----------
                                                                         116,199
                                                                     -----------
UTILITIES: 2.6%
 2,350          Southern Co.                                              68,056
                                                                     -----------

TOTAL COMMON STOCKS
           (cost $3,066,809)                                           2,598,303
                                                                     -----------





10


--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.6%
        15,663 Federated Cash Trust Treasury Money Market                $15,663
        (cost $15,663)                                               -----------


TOTAL INVESTMENTS IN SECURITIES
        (cost $3,082,472): 99.9%                                       2,613,966
Other Assets less Liabilities: 0.1%                                        3,477
                                                                     -----------

NET ASSETS: 100.0%                                                    $2,617,443
                                                                     ===========

*  Non-income producing security.




               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                          11


SCHEDULE OF INVESTMENTS
PURE FOREIGN FUND
AUGUST 31, 2002

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


COMMON STOCKS: 99.3%
AUSTRALIA: 5.5%
 8,500          BHP Billiton Ltd. - ADR                               $   85,000
   600          National Australia Bank, Ltd. - ADR                       57,444
 2,000          News Corp. Ltd. - ADR                                     43,000
                                                                     -----------
                                                                         185,444
                                                                     -----------
DENMARK: 1.2%
 1,300          Novo-Nordisk A/S - ADR                                    39,299
                                                                     -----------

FINLAND: 1.1%
 2,900          Nokia Corp. - ADR                                         38,541
                                                                     -----------

FRANCE: 11.3%
 1,050          Aventis S.A. - ADR                                        61,803
 5,250          Axa S.A. - ADR                                            71,925
12,200          LVMH Moet Hennessy Louis Vuitton S.A. - ADR              103,090
 2,047          Total Fina S.A. - ADR                                    145,992
                                                                     -----------
                                                                         382,810
                                                                     -----------
GERMANY: 11.5%
 2,800          BASF AG - ADR                                            115,500
 3,300          DaimlerChrysler AG                                       141,438
 1,300          SAP AG - ADR                                              25,025
 2,300          Siemens AG - ADR                                         107,847
                                                                     -----------
                                                                         389,810
ITALY: 4.3%
 2,600          Enel SpA - ADR                                            66,300
 1,900          Fiat SpA - ADR                                            21,698
 3,356          San Paolo - IMI SpA - ADR                                 56,414
                                                                     -----------
                                                                         144,412
                                                                     -----------
JAPAN: 20.5%
 3,700          Fuji Photo Film - ADR                                    115,329
 1,000          Hitachi Ltd. - ADR                                        53,410
   800          Kyocera Corp. - ADR                                       55,952
 8,200          Matsushita Electric Industrial Co., Ltd.- ADR            100,450
 1,500          Millea Holdings, Inc. - ADR                               61,050
 8,875          Mitsubishi Tokyo Financial Group, Inc. - ADR              60,616
 8,200          Nissan Motor Co. Ltd. - ADR                              121,024
 2,900          Sony Corp. - ADR                                         126,179
                                                                     -----------
                                                                         694,010
                                                                     -----------


NETHERLANDS: 11.1%
 4,200          ABN Amro Holding N.V. - ADR                               68,208
 1,700          Akzo Nobel N.V. - ADR                                     64,005
 3,550          ING Groep N.V. - ADR                                      77,852
 1,775          Royal Dutch Petroleum Co. - ADR                           80,230
 1,469          Unilever N.V. - ADR                                       86,921
                                                                     -----------
                                                                         377,216
                                                                     -----------
NORWAY: 2.3%
 1,800          Norsk Hydro A/S - ADR                                     76,500
                                                                     -----------



12


--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

PORTUGAL: 0.9%
 4,732          Portugal Telecom S.A. - ADR                           $   30,711
                                                                     -----------

SPAIN: 5.9%
 4,900          Banco Bilbao Vizcaya Argentaria S.A. - ADR                47,922
 7,775          Banco Santander Central Hispano S.A. - ADR                51,470
 3,700          Repsol S.A. - ADR                                         48,322
 1,938          Telefonica S.A. - ADR*                                    53,411
                                                                     -----------
                                                                         201,125
                                                                     -----------

SWEDEN: 2.5%
 5,100          Volvo AB - ADR                                            83,844
                                                                     -----------

SWITZERLAND: 6.5%
 9,100          ABB Ltd. - ADR*                                           50,050
 1,600          Novartis AG - ADR                                         64,720
 2,300          UBS AG - ADR                                             108,123
                                                                     -----------
                                                                         222,893
                                                                     -----------

UNITED KINGDOM: 14.7%
 1,500          AstraZeneca Plc - ADR                                     43,725
 2,400          Barclays Plc - ADR                                        69,360
 3,900          Cadbury Schweppes Plc - ADR                              114,504
 1,300          GlaxoSmithKline Plc - ADR                                 49,257
 1,700          HSBC Holdings Plc - ADR                                   97,172
 1,800          Rio Tinto Plc - ADR                                      128,160
                                                                     -----------
                                                                         502,178
                                                                     -----------

TOTAL COMMON STOCKS
(cost $3,885,586)                                                      3,368,793
                                                                     -----------


SHORT-TERM INVESTMENT: 0.8%
27,158          Federated Cash Trust Treasury Money Market                27,158
                (cost $27,158)                                       -----------

TOTAL INVESTMENTS IN SECURITIES
        (cost  $3,912,744):100.1%                                      3,395,951
Liabilities less Other Assets: (0.1%)                                     (1,826)
                                                                     -----------

NET ASSETS: 100.0%                                                    $3,394,125
                                                                      ==========

ADR - American depositary receipt.
*   Non-income producing security.




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                          13

SCHEDULE OF INVESTMENTS BY INDUSTRY
PURE FOREIGN FUND
AUGUST 31, 2002
                                                                 % OF
INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Automobile Manufacturers                                           10.9%
Banking                                                            18.1%
Chemicals                                                           5.3%
Electric                                                            3.5%
Electronics                                                         1.7%
Engineering & Construction                                          1.5%
Foods                                                               5.9%
Holding Companies                                                   3.0%
Home Furnishing                                                     6.7%
Insurance                                                           6.2%
Media                                                               1.3%
Mining                                                              6.3%
Miscellaneous Manufacturing                                         8.8%
Oil & Gas                                                           8.1%
Pharmaceuticals                                                     7.6%
Software                                                            0.8%
Telecommunications                                                  3.6%
Short-term investments                                              0.8%

TOTAL INVESTMENTS IN SECURITIES                                   100.1%
Liabilities less Other Assets                                      (0.1%)
                                                                --------
NET ASSETS                                                        100.0%
                                                                ========




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14


--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2002
                                           TOTAL            PURE          PURE
                                          RETURN          AMERICAN      FOREIGN
                                           FUND             FUND          FUND
                                           ----             ----          ----
ASSETS
Investments in securities, at cost     $ 209,760,395    $ 3,082,472    $ 3,912,744

Investments in securities, at value    $ 181,299,807    $ 2,613,966    $ 3,395,951
Receivables:
Dividends and interest                       418,800          5,817         10,215
Fund shares sold                             214,352           --             --
Other assets                                  38,081          1,420          4,579
                                       -------------    -----------    -----------
Total Assets                             181,971,040      2,621,203      3,410,745
                                       -------------    -----------    -----------

LIABILITIES
Payables for fund shares redeemed            178,537           --           12,037
Accrued advisory fees (Note 3)               130,515          3,760          4,583
Accrued distribution fees (Note 4)            40,711           --             --
Accrued administration fees (Note 3)          16,153           --             --
Other accrued expenses                        33,806           --             --
                                       -------------    -----------    -----------
Total Liabilities                            399,722          3,760         16,620
                                       -------------    -----------    -----------

NET ASSETS                             $ 181,571,318    $ 2,617,443    $ 3,394,125
                                       =============    ===========    ===========

Number of shares issued and
outstanding
(unlimited shares authorized, $0.01       12,917,033        256,278        259,723
par value)                              ============     ==========     ==========


NET ASSET VALUE, OFFERING AND
REDEMPTION
PRICE PER SHARE                        $       14.06    $     10.21    $     13.07
                                       =============    ===========    ===========

COMPONENTS OF NET ASSETS
Paid-in capital                        $ 216,698,340    $ 3,069,873    $ 3,808,973
Accumulated net investment income            646,735         41,305        118,657
Accumulated net realized loss on          (7,313,169)       (25,229)       (16,712)
investments
Net unrealized depreciation on           (28,460,588)      (468,506)      (516,793)
investments                                     --             --             --
Net assets                             $ 181,571,318    $ 2,617,443    $ 3,394,125
                                       =============    ===========    ===========





                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                            15

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002
                                                 TOTAL          PURE        PURE
                                                RETURN        AMERICAN    FOREIGN
                                                 FUND           FUND        FUND
                                                 ----           ----        ----
IINVESTMENT INCOME
Income
Dividends (net of foreign taxes witheld
of $188,742, $0, and $7,564, respectively)   $  1,628,567    $  27,324    $ 140,753
                                             ------------    ---------    ---------
Interest                                        2,661,535       50,735       73,495
                                             ------------    ---------    ---------
Total income                                    4,290,102       78,059      214,248

Expenses
Advisory fees                                   1,653,540       45,954       62,417
Distribution fees                                 413,385         --           --
Administration fees                               165,354         --           --
Registration fees                                  48,001         --           --
Transfer agent fees                                77,500         --           --
Fund accounting fees                               44,000         --           --
Custody fees                                       19,998         --           --
Audit fees                                         18,998         --           --
Amortization of deferred organizational             6,614         --           --
costs
Legal fees                                         11,501         --           --
Reports to shareholders                            17,001         --           --
Trustee fees                                        4,285         --           --
Insurance expense                                   4,201         --           --
Miscellaneous                                      11,151         --           --
Dividend expense on securities sold               103,709        2,125        1,901
short                                        ------------    ---------    ---------
Total expenses                                  2,599,238       48,079       64,318
Less: fees waived (Note 3)                        (11,042)     (11,337)     (17,797)
                                             ------------    ---------    ---------
Net expenses                                    2,588,196       36,742       46,521
                                             ------------    ---------    ---------

NET INVESTMENT INCOME                           1,701,906       41,317      167,727
                                             ------------    ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments:
Securities                                     (4,615,141)      (8,289)       7,820
Options                                           558,434      (16,938)     (23,081)
Net unrealized depreciation on                (31,931,932)    (466,565)    (591,908)
investments                                          --           --           --

Net realized and unrealized loss
on investments                                (35,988,639)    (491,792)    (607,169)
                                             ------------    ---------    ---------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    $(34,286,733)   $(450,475)   $(439,442)
                                             ============    =========    =========






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
16

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
TOTAL RETURN FUND


INCREASE (DECREASE) IN                          YEAR ENDED        YEAR ENDED
NET ASSETS FROM:                             AUGUST 31, 2002    AUGUST 31, 2001
----------------                             ---------------    ---------------

OPERATIONS
Net investment income                        $   1,701,906    $   1,604,963
Net realized gain (loss) on investments
Securities                                      (4,615,141)       8,825,592
Options                                            558,434          601,948
Net unrealized depreciation on investments     (31,931,932)     (11,196,938)
                                             -------------    -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      (34,286,733)        (164,435)
                                             -------------    -------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                      (1,395,913)            --
From net realized gain                         (12,127,092)      (2,882,567)
                                             -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (13,523,005)      (2,882,567)
                                             -------------    -------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)           107,016,302       35,644,313
                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS                    59,206,564       32,597,311

NET ASSETS
Beginning of year                              122,364,754       89,767,443
                                             -------------    -------------
END OF YEAR                                  $ 181,571,318    $ 122,364,754
                                             =============    =============

Accumulated net investment income            $     646,735    $   1,604,963
                                             =============    =============

(a) A summary of capital share transactions is as follows:




                                         YEAR ENDED                     YEAR ENDED
                                       AUGUST 31, 2002               AUGUST 31, 2001
                                       ---------------               ---------------
                                  SHARES          VALUE          SHARES          VALUE
                                  ------          -----          ------          -----
Shares sold                      7,196,010    $ 119,292,657     2,484,591    $ 45,161,922
Shares issued on reinvestment
of distributions                   794,173       13,397,691       162,597       2,868,215
Shares redeemed                 (1,606,721)     (25,674,046)     (682,202)    (12,385,824)
                                ----------    -------------     ---------    ------------
Net increase                     6,383,462    $ 107,016,302     1,964,986    $ 35,644,313
                                 =========    =============     =========    ============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                            17

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
PURE AMERICAN FUND

INCREASE (DECREASE) IN                         YEAR ENDED    YEAR ENDED
NET ASSETS FROM:                           AUGUST 31, 2002  AUGUST 31, 2001
----------------                           ---------------  ---------------

OPERATIONS
Net investment income                       $    41,317    $ 15,345,302
Net realized gain (loss) on
investments :
Securities                                       (8,289)     25,707,933
Options                                         (16,938)      2,827,407
Net unrealized depreciation on                 (466,565)        (69,023)
                                            -----------    ------------
investments
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      (450,475)     43,811,619
                                            -----------    ------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                     (114,026)    (15,231,288)
From net realized gain                          (39,141)    (28,532,697)
                                            -----------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (153,167)    (43,763,985)
                                            -----------    ------------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived
from net change in outstanding shares (a)    (1,283,697)      3,377,125
                                            -----------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,887,339)      3,424,759

NET ASSETS
Beginning of year                             4,504,782       1,080,023
                                            -----------    ------------
END OF YEAR                                 $ 2,617,443    $  4,504,782
                                            ===========    ============

Accumulated net investment income           $    41,305    $    114,014
                                            ===========    ============




(a) A summary of capital share transactions is as follows:


                                       YEAR ENDED                   YEAR ENDED
                                    AUGUST 31, 2002              AUGUST 31, 2001
                                    ---------------              ---------------
                                  SHARES        VALUE         SHARES           VALUE
                                  ------        -----         ------           -----
Shares sold                      115,219    $ 1,407,861     55,910,511    $ 716,647,202
Shares issued on reinvestment
of distributions                  12,420        148,667      1,521,628       19,476,458
Shares redeemed                 (233,282)    (2,840,225)   (57,150,281)    (732,746,535)
                                --------    -----------    -----------    -------------
Net increase (decrease)         (105,643)   $(1,283,697        281,858    $   3,377,125
                                ========    ===========    ===========    =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
18

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
PURE FOREIGN FUND

INCREASE (DECREASE)                          YEAR ENDED        YEAR ENDED
IN NET ASSETS FROM:                        AUGUST 31, 2002   AUGUST 31, 2001
-------------------                        ---------------   ---------------

OPERATIONS
Net investment income                       $   167,727    $ 33,211,259
Net realized gain (loss) on investments:
Securities                                        7,820      23,659,758
Options                                         (23,081)      6,466,923
Net unrealized depreciation on                 (591,908)        (88,418)
investments                                        --              --
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
FROM OPERATIONS                                (439,442)     63,249,522
                                            -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                     (190,682)    (33,066,078)
From net realized gain                             --       (30,112,424)
                                            -----------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (190,682)    (63,178,502)
                                            -----------    ------------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived
from net change in outstanding shares (a)    (4,877,317)      6,020,360
                                            -----------    ------------


Total increase (decrease) in net assets      (5,507,441)      6,091,380

NET ASSETS
Beginning of year                             8,901,566       2,810,186
                                            -----------    ------------
END OF YEAR                                 $ 3,394,125    $  8,901,566
                                            -----------    ------------

Accumulated net investment income           $   118,657    $    164,657
                                            ===========    ============



(a) A summary of capital share transactions is as follows:


                                        YEAR ENDED                        YEAR ENDED
                                     AUGUST 31, 2002                     AUGUST 31, 2001
                                     ---------------                     ---------------
                                  SHARES          VALUE             SHARES             VALUE
                                  ------          -----             ------             -----
Shares sold                       54,423      $     834,081        103,328,371    $ 1,532,369,330
Shares issued on reinvestment
of distributions                  12,224            181,160          1,866,011         27,653,069
Shares redeemed                 (386,039)        (5,892,558)      (104,786,761)    (1,554,002,039)
                                --------      -------------    ---------------    ---------------
Net increase (decrease)         (319,392)     $  (4,877,317)           407,621    $     6,020,360
                                ========      =============    ===============    ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                            19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.


                                                TOTAL RETURN FUND
                                     ------------------------------------------
                                                YEAR ENDED AUGUST 31,
                                     ------------------------------------------
                                     2002        2001      2000    1999    1998
                                     ----        ----      ----    ----    ----
Net asset value, beginning of year $ 18.73     $ 19.65   $ 17.46 $ 12.47 $ 11.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)          0.09       0.31^      (0.01) (0.01)   0.02
Net realized and unrealized
gain (loss)
        on investments               (2.91)     (0.61)^      2.22   5.00    0.60
Total from investment operations     (2.82)     (0.30)^      2.21   4.99    0.62

LESS DISTRIBUTIONS:
        From net investment income   (0.19)        --       (0.02)   --    (0.02)
        From net realized gain       (1.66)       (0.62)      --     --     --
Total distributions                  (1.85)       (0.62)    (0.02)   --    (0.02)

Net asset value, end of year       $ 14.06      $ 18.73   $ 19.65 $17.46 $$12.47
                                   =======      =======   ======== ====== ======

Total return                        (16.72%)      (1.33%)   12.64%  40.05%  5.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year            $181.6       $ 122.4   $  89.8 $ 53.2  $ 21.5
        (millions)

RATIO OF EXPENSES TO AVERAGE NET
ASSETS:
        Before fees waived and
        expenses
absorbed or recouped                  1.51%+       1.61%+    1.62%  1.82%   2.71%
        After fees waived and
        expenses
absorbed or recouped                  1.50%+       1.50%+    1.50%  1.50%   1.50%

RATIO OF NET INVESTMENT INCOME
(LOSS)
TO AVERAGE NET ASSETS #               1.03%        1.68%    (0.04%) 0.00%   0.28%

Portfolio turnover rate              60.76%      105.90%    38.42% 12.72%   15.89%

#    Net of fees waived.
^ Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
20

--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                                         PURE AMERICAN FUND
                                              ----------------------------------------------
                                                                      SEPTEMBER 29, 1998+
                                              YEAR ENDED AUGUST 31,        THROUGH
                                              ---------------------
                                               2002        2001      2000  AUGUST 31, 1999
                                               ----        ----      ----  ---------------

Net asset value, beginning of              $   12.45   $    13.49   $   13.00   $   10.00
                                           ---------   ----------    --------   ---------
period

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                   0.43   0.28 ^           (0.03)      (0.02)
        (loss)
        Net realized and
        unrealized gain
        (loss) on investments                  (2.07)  (0.02)^           0.52        3.02
                                           ---------   ----------    --------   ---------
Total from investment operations               (1.64)  0.26 ^            0.49        3.00
                                           ---------   ----------    --------   ---------

LESS DISTRIBUTIONS:
        From net investment income             (0.58)       (0.28)        --          --
        From net realized gain                 (0.02)       (1.02)      (0.00)++      --
                                           ---------   ----------    --------   ---------
Total distributions                            (0.60)       (1.30)      (0.00)++      --
                                           ---------   ----------    --------   ---------

Net asset value, end of period             $   10.21   $    12.45   $   13.49   $   13.00
                                           =========   ==========   =========   =========
Total return                                  (13.90%)       1.96%       3.79%      30.00%**

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period          $    2.6    $     4.5    $    1.1    $    1.5
        (millions)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived                      1.50%+       1.50%+      1.50%       1.50%*
        After fees waived                       1.13%+       0.00%+       n/a         n/a

RATIO OF NET INVESTMENT INCOME
(LOSS)
        TO AVERAGE NET ASSETS                   1.35%        4.09%      (0.13%)     (0.34%)*

Portfolio turnover rate                        75.54%      265.29%      45.48%      29.73%**


*    Annualized.
**   Not Annualized.
+    Commencement of
     operations.
++   Amount represents less than $0.01 per share.
^ Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities sold short, which was 0.06% for 2002 and 0.08% for 2001.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                            21

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                                        PURE FOREIGN FUND
                                     ----------------------------------------------
                                                                       SEPTEMBER 29, 1998+
                                               YEAR ENDED AUGUST 31,       THROUGH
                                               ---------------------       -------
                                         2002        2001        2000   AUGUST 31, 1999
                                         ----        ----        ----   ---------------

Net asset value, beginning of        $   15.37   $    16.39   $   13.52  $   10.00
period                               ---------   ----------   ---------  ---------


INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.84        0.33 ^       0.01       0.04
Net realized and unrealized gain
(loss)
on investments                           (2.47)      (0.45)^       3.69       3.48
                                     ---------   ----------   ---------  ---------
Total from investment operations         (1.63)      (0.12)^       3.70       3.52
                                     ---------   ----------   ---------  ---------

LESS DISTRIBUTIONS:
From net investment income               (0.67)       (0.35)      (0.03)      --
- From net realized gain               --             (0.55)      (0.80)      --
                                     ---------   ----------   ---------  ---------
Total distributions                      (0.67)       (0.90)      (0.83)      --
                                     ---------   ----------   ---------  ---------


Net asset value, end of period       $   13.07   $    15.37   $   16.39  $   13.52
                                     =========   ==========   =========  =========

Total return                            (11.14%)      (0.45%)     28.04%     35.20%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period            $     3.4    $     8.9    $    2.8   $    0.3
(millions)

RATIO OF EXPENSES TO AVERAGE NET
ASSETS:
Before fees waived                        1.50%+       1.50%+      1.50%      1.50%*
After fees waived                         1.07%+       0.00%+       n/a        n/a

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS                     4.02%        4.21%       0.26%      0.65%*

Portfolio turnover rsate                 69.59%      258.66%      51.60%      7.19%**

*  Annualized.
** Not Annualized.
+  Commencement of operations.
^  Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities sold short, which was 0.05% for 2002 and 0.08% for 2001.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
22

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2002

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure American Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure Foreign Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATIOn. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates

--------------------------------------------------------------------------------


   market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

B. DEFERRED ORGANIZATION COSTS. Costs incurred by the Total Return Fund in connection with its organization, registration and the initial public offering of shares totaling $133,629 have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Total Return Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption. The Adviser, on behalf of the Total Return Fund, paid the organizational costs discussed above.

C. FEDERAL INCOME AND EXCISE TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

   As of August 31, 2002, the Pure Foreign Fund has a capital loss carryforward available to offset future capital gains, if any, of $2,135, all of which expires in 2010. In addition, the Total Return Fund and Pure Foreign Fund had net realized capital losses of $8,901,115 and $13,125, respectively, during the period November 1, 2001 through August 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

D. SECURITY TRANSACTIONS, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

G. OPTIONS. Options purchased are recorded as investments; options written
   (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

--------------------------------------------------------------------------------


H. SECURITIES SOLD SHORT. The Funds are engaged in selling securities short, which obligates the Funds to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

   The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2002, the Adviser waived fees of $11,042.

At August 31, 2002, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $201,496. The Adviser may recapture $87,515 no later than August 31, 2003, $102,939 no later than August 31, 2004 and $11,042 no later than August 31, 2005.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. For the period December 21, 2000 to December 1, 2001, the Adviser voluntarily agreed to reduce the entire management fee to 0.00% for the Pure American and Pure Foreign Funds. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds. For the year ended August 31, 2002, the Adviser waived fees of $11,337 for the Pure American Fund and $17,797 for the Pure Foreign Fund.

--------------------------------------------------------------------------------


U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly Investment Company Administration, LLC) acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

Quasar Distributors, LLC (the "Distributor") (formerly First Fund Distributors, Inc.) an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust on behalf of each Fund. Purisima Securities, LLC ("Purisima Securities") an affiliate of the Adviser, serves as co-distributor of the Funds pursuant to a Co-Distribution Agreement with the Trust.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2002, the Fund incurred $413,385 in distribution fees.

NOTE 5 - PURCHASES AND SALES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 2002 were as follows:

FUND                                               PURCHASES             SALES
----                                               ---------             -----
Excluding U.S. Government securities:
        Total Return Fund                        $188,553,913        $ 6,199,396
        Pure American Fund                          2,383,923            343,978
        Pure Foreign Fund                           3,286,306            170,131
U.S. Government securities:
        Total Return Fund                        $ 24,472,104        $64,838,945
        Pure American Fund                            405,950          1,387,347
        Pure Foreign Fund                             486,312          1,830,551

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:


                                       TOTAL RETURN   PURE AMERICAN    PURE FOREIGN
                                       ------------   -------------    ------------
COST OF INVESTMENTS FOR TAX PURPOSES   $ 209,770,797    $ 3,082,472    $ 3,914,196
Gross tax unrealized appreciation      $   2,156,414    $    14,510    $    36,963
Gross tax unrealized depreciation      ($ 30,627,404)   ($  483,016)   ($  555,208)
                                       -------------    -----------    -----------
Net tax unrealized depreciation        ($ 28,470,990)   ($  468,506)   ($  518,245)
                                       =============    ===========    ===========
UNDISTRIBUTED ORDINARY INCOME          $     646,735    $    41,305    $   118,657
UNDISTRIBUTED LONG-TERM GAINS                   -               -           -



RECLASSIFICATIONS:
Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2002, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated realized gain/(loss) as follows:


                        Increase/(Decrease)               Increase/(Decrease)
                   Undistributed Net Investment Income  Accumulated Gain/(Loss)
                   -----------------------------------  -----------------------
Total Return Fund          ($1,264,221)                       $1,264,221
Pure Foreign Fund             ($23,405)                         $23,405


The tax composition of dividends are as follows:


                                                                   Long Term
                           Ordinary    Income         Long Term   Capital Gains
                           Income     Per Share    Capital Gains   Per Share
                           ------     ---------    -------------   ---------
Total Return Fund
8/31/2002               $5,260,462      $0.7179      $8,262,543    $ 1.1276
8/31/2001                1,061,754       0.2287       1,820,813      0.3922
Pure American Fund
8/31/2002                  148,984       0.5806           4,183      0.0163
8/31/2001               41,989,251       0.7730       1,744,734      0.5307
Pure Foreign Fund
8/31/2002                  190,682       0.6665           -             -
8/31/2001               59,550,418       0.8445       3,628,084      0.0498


--------------------------------------------------------------------------------


          OTHER INFORMATION - TRUSTEES AND OFFICER INFORMATION
          (UNAUDITED)
                                                                       NUMBER OF
                                                                       PORTFOLIOS
                                                                       IN FUND      OTHER
          NAME,        POSITION(S)                                     COMPLEX      DIRECTOR-
          ADDRESS,     HELD        YEAR     PRINCIPAL OCCUPATION(S)    OVERSEEN BY   SHIPS
          AGE          WITH TRUST  ELECTED  DURING PAST FIVE YEARS     TRUSTEE       HELD
          ---          ----------  -------  ----------------------     -------       ----
          Kenneth L.   President   1996   Chief Executive Officer  and   3           None
          Fisher* (52) and                majority shareholder of the
          Fisher       Trustee            Adviser, and has served in such
          Investments,                    capacities since the
          Inc.                            incorporation of the
          13100                           Adviser in  1986.
          Skyline Blvd.                   Prior thereto, he
          Woodside,                       was the founder of Fisher
          CA 94062                        Investments, a
                                          sole proprietorship which
                                          commenced operations in
                                          1978.

          Sherrilyn A. Secretary   1996   Senior Vice President and      3           None
          Fisher (53)                     Corporate Secretary of
          Fisher                          the  Adviser. Ms. Fisher has
          Investments,                    been employed by the Adviser
          Inc.                            since 1994
          13100
          Skyline Blvd.
          Woodside,
          CA 94062




          Pierson E.   Trustee     1996  President and Chief  Operating  3         Signature
          Clair III (54)                 Officer of Brown & Haley since              Foods,
          Fisher                         1998 (fine confectioners); Vice              Inc.
          Investments,                   President of Blummer
          Inc.                           Chocolate Company from
          13100                          1980 to 1997, where he had
          Skyline Blvd.                  been employed since 1970.
          Woodside,                      Director of Signature Foods, Inc.
          CA 94062

          Bryan F.     Trustee     1996  Sole proprietor of Bryan F.     3            None
          Morse (50)                     Morse, RIA, a registered
          Fisher                         investment adviser since 1990.
          Investments,
          Inc.
          13100
          Skyline Blvd.
          Woodside,
          CA 94062

          Grover T.    Trustee     1996  Attorney in private practice in 3             None
          Wickersham                     Palo Alto, California.
          (53)Fisher                     Prior to
          Investments,                   entering private
          Inc.                           practice in
          13100                          June of 1981, served as a
          Skyline Blvd.                  Branch Chief of the Los
          Woodside,                      Angeles Regional Office
          CA 94062                       of the U.S. Securities and
                                         Exchange Commission.



1 DIRECTORS AND OFFICERS OF THE FUNDS SERVE UNTIL THEIR RESIGNATION, REMOVAL OR RETIREMENT
*   "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE 1940 ACTS.

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PURISIMA FUNDS

We have audited the accompanying statement of assets and liabilities of the Purisima Total Return Fund, the Purisima Pure American Fund and the Purisima Pure Foreign Fund, each a series of shares of the Purisima Funds, including the schedules of investments as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended August 31, 1999 and prior were audited by other auditors whose report dated October 13, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. Our audits also include assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Purisima Total Return Fund, the Purisima Pure American Fund, and the Purisima Pure Foreign Fund as of August 31, 2002, the results of their operations, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        Tait, Weller & Baker


Philadelphia, Pennsylvania
October 11, 2002

PRIVACY NOTICE

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

-  Information we receive about you on applications or other forms;
-  Information you give us orally; and
-  Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquires from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.